PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 5,111	$ 4,497
Additions, net of disposals	182	364
Non-cash additions	(655)	3
Depreciation expense	(71)	(131)
Fair value adjustments		215
Net foreign currency exchange differences	67	163
Ending balance	4,634	5,111
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,197	3,696
Additions, net of disposals	179	358
Non-cash additions	(600)	6
Depreciation expense	0	0
Fair value adjustments		0
Net foreign currency exchange differences	55	137
Ending balance	3,831	4,197
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(719)	(567)
Additions, net of disposals	3	6
Non-cash additions	162	(3)
Depreciation expense	(71)	(131)
Fair value adjustments		0
Net foreign currency exchange differences	(10)	(24)
Ending balance	(635)	(719)
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,633	1,368
Additions, net of disposals	0	0
Non-cash additions	(217)	0
Depreciation expense	0	0
Fair value adjustments		215
Net foreign currency exchange differences	22	50
Ending balance	$ 1,438	$ 1,633